Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Cash, cash equivalents and short-term investments	$ 27,158
Restricted cash	363	$ 406	$ 103
Impact on income from 5% change in U.S. dollar against foreign currency	441
Impact on net loss from a 50 basis point change in interest rates	$ 58
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	20.00%	11.00%	91.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	80.00%	89.00%	9.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days